The actuarial position of liabilities and assets related to retirement and health care plans, on December 31, 2020, in accordance with the rules provided for by IAS 19 is presented below. (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	R$ 66,167	R$ 69,362
Fair value of the plan assets	(83,133)	(80,856)
Present value of the obligations exceeding the fair value of the assets	(16,966)	(11,494)
Amount recognized in other comprehensive income	2,495	2,023
Net actuarial liabilities/(assets)	(14,471)
[custom:LiabilityAssetOfDefinedBenefitPlans1-0]		(9,471)
P B S [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	38,869
Fair value of the plan assets	(56,478)
Present value of the obligations exceeding the fair value of the assets	(17,609)
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	(17,609)
[custom:LiabilityAssetOfDefinedBenefitPlans1-0]	(17,609)	(15,731)
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	9,176
Fair value of the plan assets	(14,739)
Present value of the obligations exceeding the fair value of the assets	(5,563)
Amount recognized in other comprehensive income	2,327
Net actuarial liabilities/(assets)	(3,236)
[custom:LiabilityAssetOfDefinedBenefitPlans1-0]	(3,236)	(1,360)
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	119
Fair value of the plan assets	(405)
Present value of the obligations exceeding the fair value of the assets	(286)
Amount recognized in other comprehensive income	168
Net actuarial liabilities/(assets)	(118)
[custom:LiabilityAssetOfDefinedBenefitPlans1-0]	(118)	(287)
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	672
Fair value of the plan assets
Present value of the obligations exceeding the fair value of the assets	672
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	672
[custom:LiabilityAssetOfDefinedBenefitPlans1-0]	672	858
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	14,100
Fair value of the plan assets	(11,511)
Present value of the obligations exceeding the fair value of the assets	2,589
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	2,589
[custom:LiabilityAssetOfDefinedBenefitPlans1-0]	2,589	2,145
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of the actuarial obligations	3,231
Fair value of the plan assets
Present value of the obligations exceeding the fair value of the assets	3,231
Amount recognized in other comprehensive income
Net actuarial liabilities/(assets)	3,231
[custom:LiabilityAssetOfDefinedBenefitPlans1-0]	R$ 3,231	R$ 4,343